Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	316,336	350,206
Granted | shares	91,130	93,990
Released | shares	(69,494)	(119,827)
Forfeited | shares	(1,043)	(8,033)
Ending balance | shares	336,929	316,336
Weighted Average Intrinsic Value,Beginning Balance | $	$ 33.81	$ 31.25
Weighted Average Intrinsic Value,Granted | $	44.27	43.35
Weighted Average Intrinsic Value,Released | $	43.36	33.1
Weighted Average Intrinsic Value, Forfeited | $	44.4	44.39
Weighted Average Intrinsic Value, Ending Balance | $	$ 34.64	$ 33.81